Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Description of Business and Significant Accounting Policies [Abstract]
Schedule of Capitalized Computer Software [Table Text Block]
The following table identifies the activity relating to total capitalized software:

In millions	2011	2010	2009
Beginning balance as of January 1	$107	$102	$92
Capitalization	62	57	61
Amortization	(51)	(52)	(51)
Ending balance as of December 31	$118	$107	$102

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of basic and diluted earnings per share attributable to NCR common stockholders are as follows for the years ended December 31:

In millions, except per share amounts	2011	2010	2009
Income from continuing operations	$146	$144	$82
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders	$53	$134	$(33)
Weighted average outstanding shares of common stock	158.0	159.8	158.9
Dilutive effect of employee stock options and restricted stock	3.0	1.4	1.2
Common stock and common stock equivalents	161.0	161.2	160.1
Basic earnings (loss) per share:
From continuing operations	$0.92	$0.90	$0.52
From discontinued operations	(0.58)	(0.06)	(0.73)
Total basic earnings (loss) per share	$0.34	$0.84	$(0.21)
Diluted earnings (loss) per share:
From continuing operations	$0.91	$0.89	$0.51
From discontinued operations	(0.58)	(0.06)	(0.72)
Total diluted earnings (loss) per share	$0.33	$0.83	$(0.21)

Options to purchase 3.7 million, 5.6 million, and 7.0 million shares of common stock for 2011, 2010, and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would have been anti-dilutive.